Debt - Future principal payments on long term debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
2018	$ 5,652
2019	5,652
2020	5,652
2021	5,652
2022	5,652
2023 and thereafter	534,065
Total	562,325
Revolving line-of-credit	20,000
Less unamortized debt issuance costs	(10,249)	$ (11,850)	$ (9,860)	$ (10,470)
Total debt	$ 572,076	$ 392,288